Private Placement (Details Narrative) - USD ($)		2 Months Ended	9 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 04, 2021	Nov. 20, 2020
Big Cypress Acquisition Corp [Member]
Unit issued price				$ 0.008	$ 0.012
Sponsor [Member] | Closing of the IPO [Member]
Unit issued price			$ 10.00
Sponsor [Member] | Closing of the IPO [Member] | Big Cypress Acquisition Corp [Member]
Sale of units	417,200	417,200	417,200
Unit issued price	$ 10.00	$ 10.00
Proceeds from sale of units	$ 4,172,000	$ 4,172,000	$ 4,172,000